Pay vs Performance Disclosure U_pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs (including our principal executive officer (“PEO”), also referred to herein as our “CEO”) as compared to the Company's performance. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Footnotes (2) and (3) below discuss the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above to derive the "compensation actually paid" ("CAP") to each NEO. The following table sets forth additional compensation information of our PEO and our non-PEO NEOs along with total shareholder return ("TSR"), net income, and net sales performance results for fiscal years 2020, 2021, 2022, 2023, and 2024:

Pay versus Performance
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (3)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (4)	Net Income (000) (h)	Net Sales (000) (5)
2024	$4,823,227	$(3,676,973)	$1,978,444	$2,341,331	$109	$170	$44,024	$1,311,120
2023	$9,483,816	$13,252,259	$1,955,936	$2,683,673	$114	$103	$227,182	$1,661,739
2022	$9,045,646	$(2,249,898)	$2,466,178	$1,048,748	$135	$129	$331,283	$2,000,580
2021	$8,137,329	$30,669,186	$2,189,740	$5,627,245	$195	$202	$228,763	$1,805,162
2020	$7,856,116	$21,550,659	$2,051,918	$4,438,637	$125	$146	$98,088	$1,229,215

(1) The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for the applicable fiscal year.

(2) Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(3) Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

(4) Reflects cumulative TSR of the Company's Peer Group (as described above in this Proxy Statement) index, as of the applicable fiscal years. See "Compensation Review Process" for the composition of our Peer Group Companies for the applicable year. (5) Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to the NEOs. The Company generates revenue from sales of its semiconductor products to direct customers and distributors and recognizes revenue when control is transferred. Revenues are reduced in the period of sale for estimates of product returns and other allowances including distributor adjustments resulting in net sales.

The PEO and other NEOs included in the above compensation columns are comprised of the following:

Year	PEO	NON-PEO NEOS
2024	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Emily Yang
2023	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2022	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2021	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2020	Dr. Keh-Shew Lu	Brett R. Whitmire, Francis Tang, Emily Yang, Julie Holland

To calculate the amounts in the "Compensation Actually Paid to PEO" column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) "Total" compensation of our PEO for each applicable year, as reported in the Summary Compensation Table above.

Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO (1)	Minus Reported Value of Equity Awards for PEO (2)	Plus Equity Award Adjustments for PEO (3)	Plus Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2024	$4,823,227	$3,821,600	$(4,678,969)	$369	$(3,676,973)
2023	9,483,816	8,365,620	12,133,722	341	13,252,259
2022	9,045,646	6,250,510	(5,045,133)	99	(2,249,898)
2021	8,137,329	5,468,930	28,000,786	1	30,669,186
2020	7,856,116	5,571,738	19,266,259	22	21,550,659

(1) The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for the applicable fiscal year.

(2) Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(3) Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for PEO
	2024	2023	2022	2021	2020
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$4,995,270	$10,628,640	$7,690,140	$11,090,810	$11,706,525
Plus year-over-year change of unvested awards granted in previous years	(3,991,488)	828,753	(8,169,217)	9,551,577	4,740,290
Plus change from prior fiscal year-end awards that vested during the year	(5,682,752)	676,329	(4,566,056)	7,358,400	2,819,444
Total equity award adjustments	(4,678,969)	12,133,722	(5,045,133)	28,000,786	19,266,259

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs (2)	Plus Average Equity Award Adjustments for Non-PEO NEOs (3)	Plus Average Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,978,444	$1,446,925	$1,734,384	$75,428	$2,341,331
2023	1,955,936	1,446,925	2,099,234	75,428	2,683,673
2022	2,466,178	1,511,591	156,437	(62,277)	1,048,748
2021	2,189,740	1,308,927	4,615,418	131,013	5,627,245
2020	2,051,918	1,313,960	3,670,333	30,346	4,438,637

(1) The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for the applicable fiscal year.

(2) Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(3) Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOS, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Average Equity Award Adjustments for Non-PEO NEOs
	2024	2023	2022	2021	2020
Fair Value of Equity Awards for Non-PEO NEOs
Plus as of year-end value for awards granted during the year	$2,286,269	$1,872,090	$1,878,755	$2,709,562	$2,807,663
Plus year-over-year change of unvested awards granted in previous years	(462,002)	91,255	(885,837)	919,834	493,725
Plus change from prior fiscal year-end awards that vested during the year	(89,883)	135,890	(836,481)	986,023	368,945
Total equity award adjustments	1,734,384	2,099,234	156,437	4,615,418	3,670,333

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote

The PEO and other NEOs included in the above compensation columns are comprised of the following:

Year	PEO	NON-PEO NEOS
2024	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Emily Yang
2023	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2022	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2021	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2020	Dr. Keh-Shew Lu	Brett R. Whitmire, Francis Tang, Emily Yang, Julie Holland

PEO Total Compensation Amount	$ 4,823,227	$ 9,483,816	$ 9,045,646	$ 8,137,329	$ 7,856,116
PEO Actually Paid Compensation Amount	$ (3,676,973)	13,252,259	(2,249,898)	30,669,186	21,550,659
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the "Compensation Actually Paid to PEO" column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) "Total" compensation of our PEO for each applicable year, as reported in the Summary Compensation Table above.

Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO (1)	Minus Reported Value of Equity Awards for PEO (2)	Plus Equity Award Adjustments for PEO (3)	Plus Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2024	$4,823,227	$3,821,600	$(4,678,969)	$369	$(3,676,973)
2023	9,483,816	8,365,620	12,133,722	341	13,252,259
2022	9,045,646	6,250,510	(5,045,133)	99	(2,249,898)
2021	8,137,329	5,468,930	28,000,786	1	30,669,186
2020	7,856,116	5,571,738	19,266,259	22	21,550,659

(1) The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for the applicable fiscal year.

(2) Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(3) Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Equity Award Adjustments for PEO
	2024	2023	2022	2021	2020
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$4,995,270	$10,628,640	$7,690,140	$11,090,810	$11,706,525
Plus year-over-year change of unvested awards granted in previous years	(3,991,488)	828,753	(8,169,217)	9,551,577	4,740,290
Plus change from prior fiscal year-end awards that vested during the year	(5,682,752)	676,329	(4,566,056)	7,358,400	2,819,444
Total equity award adjustments	(4,678,969)	12,133,722	(5,045,133)	28,000,786	19,266,259

Non-PEO NEO Average Total Compensation Amount	$ 1,978,444	1,955,936	2,466,178	2,189,740	2,051,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,341,331	2,683,673	1,048,748	5,627,245	4,438,637
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs (2)	Plus Average Equity Award Adjustments for Non-PEO NEOs (3)	Plus Average Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,978,444	$1,446,925	$1,734,384	$75,428	$2,341,331
2023	1,955,936	1,446,925	2,099,234	75,428	2,683,673
2022	2,466,178	1,511,591	156,437	(62,277)	1,048,748
2021	2,189,740	1,308,927	4,615,418	131,013	5,627,245
2020	2,051,918	1,313,960	3,670,333	30,346	4,438,637

(1) The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for the applicable fiscal year.

(2) Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.

(3) Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOS, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Average Equity Award Adjustments for Non-PEO NEOs
	2024	2023	2022	2021	2020
Fair Value of Equity Awards for Non-PEO NEOs
Plus as of year-end value for awards granted during the year	$2,286,269	$1,872,090	$1,878,755	$2,709,562	$2,807,663
Plus year-over-year change of unvested awards granted in previous years	(462,002)	91,255	(885,837)	919,834	493,725
Plus change from prior fiscal year-end awards that vested during the year	(89,883)	135,890	(836,481)	986,023	368,945
Total equity award adjustments	1,734,384	2,099,234	156,437	4,615,418	3,670,333

Compensation Actually Paid vs. Total Shareholder Return

The following graphs illustrates the relationship of CAP for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return ("TSR"), net income and net sales. Additionally, the graphs also describe the relationship between our own TSR versus peer group TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The following graphs illustrates the relationship of CAP for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return ("TSR"), net income and net sales. Additionally, the graphs also describe the relationship between our own TSR versus peer group TSR.

Tabular List, Table

The three financial performance measures listed in the following table represent an unranked list of the “most important” financial performance measures linking CAP to the NEOs for 2024 and company performance. After net sales, we do not consider any one of the other following financial performance measures to be a more important measure than the other when measuring performance for our company or executive compensation program. See the discussion above in "Compensation Discussion and Analysis" for additional discussion related to executive pay.

Net sales
Operating income
Non-GAAP earnings per share

Total Shareholder Return Amount	$ 109	114	135	195	125
Peer Group Total Shareholder Return Amount	170	103	129	202	146
Net Income (Loss)	$ 44,024,000	$ 227,182,000	$ 331,283,000	$ 228,763,000	$ 98,088,000
Company Selected Measure Amount	1,311,120	1,661,739	2,000,580	1,805,162	1,229,215
PEO Name	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu
Measure:: 1
Pay vs Performance Disclosure
Name	Net sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP earnings per share
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,678,969)	$ 12,133,722	$ (5,045,133)	$ 28,000,786	$ 19,266,259
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,995,270	10,628,640	7,690,140	11,090,810	11,706,525
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,991,488)	828,753	(8,169,217)	9,551,577	4,740,290
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,682,752)	676,329	(4,566,056)	7,358,400	2,819,444
PEO | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369	341	99	1	22
PEO | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,821,600)	(8,365,620)	(6,250,510)	(5,468,930)	(5,571,738)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,734,384	2,099,234	156,437	4,615,418	3,670,333
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,286,269	1,872,090	1,878,755	2,709,562	2,807,663
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(462,002)	91,255	(885,837)	919,834	493,725
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,883)	135,890	(836,481)	986,023	368,945
Non-PEO NEO | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,428	75,428	(62,277)	131,013	30,346
Non-PEO NEO | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,446,925)	$ (1,446,925)	$ (1,511,591)	$ (1,308,927)	$ (1,313,960)